PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed statements of comprehensive loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Revenues	¥ 223,011	$ 34,178	¥ 198,363	¥ 190,898
Cost of revenues	(209,928)	(32,173)	(214,193)	(171,136)
General and administrative expenses	(294,823)	(45,184)	(315,134)	(291,854)
Selling expenses	(25,761)	(3,948)	(30,241)	(21,718)
Operating loss	(316,001)	(48,430)	(437,294)	(299,243)
Interest income	8,440	1,293	9,165	14,168
Interest expense	(81,359)	(12,469)	(28,700)	(46,232)
Foreign exchange gain	(58,686)	(8,994)	34,990	36,531
Net loss attributable to Concord Medical Services Holdings Limited	(309,989)	(47,510)	(307,049)	(234,875)
Other comprehensive (loss) income, net of tax of nil foreign currency translation adjustments	(50,856)	(7,794)	8,664	41,203
Total other comprehensive income (loss), net of tax	50,856	7,794	(8,664)	(41,203)
Comprehensive loss attributable to Concord Medical Services Holdings Limited	(259,133)	(39,716)	(316,826)	(277,598)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues	0	0	0	0
Cost of revenues	0	0	0	0
General and administrative expenses	(23,598)	(3,617)	(39,118)	(17,051)
Selling expenses	(2,969)	(455)	(2,938)	(2,021)
Operating loss	(26,567)	(4,072)	(42,056)	(19,072)
Equity in loss of subsidiaries	(621,932)	(95,317)	(514,070)	(333,682)
Interest income	588	90	1,977	14
Interest expense	(3,036)	(465)	(6,481)	(15,325)
Foreign exchange gain	(18,962)	(2,906)	8,104	8,835
Net loss attributable to Concord Medical Services Holdings Limited	(669,909)	(102,670)	(552,526)	(359,230)
Other comprehensive (loss) income, net of tax of nil foreign currency translation adjustments	50,856	7,794	(8,664)	(41,203)
Total other comprehensive income (loss), net of tax	50,856	7,794	(8,664)	(41,203)
Comprehensive loss attributable to Concord Medical Services Holdings Limited	¥ (619,053)	$ (94,876)	¥ (561,190)	¥ (400,433)